Mayer Brown LLP

71 South Wacker Drive

Chicago, Illinois 60606

Lawrence R. Hamilton

Direct Dial: (312) 701-7055

Facsimile: (312) 706-8333

June 24, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Duff & Phelps Global Utility Income Fund Inc.

Amended Registration Statement on Form N-2 (File Nos. 333-172883 and 811-22533)

Ladies and Gentlemen:

On behalf of Duff & Phelps Global Utility Income Fund Inc., a Maryland corporation, filed herewith is an amendment to the Registration Statement on Form N-2, including exhibits, filed under the Securities Act of 1933 and the Investment Company Act of 1940.

Please direct any questions regarding this filing to the undersigned at (312) 701-7055 or LHamilton@mayerbrown.com.

Very truly yours,

/s/ Lawrence R. Hamilton

Lawrence R. Hamilton